JPMorgan Small Cap Blend Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Blend Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	902
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	1,966
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	1,955
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	320
Expense Example, No Redemption, 5 Years	556
Expense Example, No Redemption, 10 Years	$ 1,234